COMMITMENTS AND CONTINGENCIES (Details) - Foresight Acquisition Corp [Member] $ in Millions	11 Months Ended
Dec. 02, 2021 USD ($)
Percentage of Underwriting Fee on IPO Proceeds	3.50%
Business combination costs	$ 8,500,000